UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL             June 18, 2008
     -----------------------         -------------             -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:  $162,741,048
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
FEDERATED PRIME CASH SERIES FUND Total   ETF    147551105   1,367,846  1,367,846  SH         Sole                          1,367,846
ISHARES COMEX GOLD TR ISHARES Total      ETF    464285105      60,114        663  SH         Sole                                663
ISHARES IBOXX INVESTOP INVESTMENT GRADE
   CORP BD FD Total                      ETF    464287242     152,435      1,449  SH         Sole                              1,449
ISHARES MSCI EAFE INDEX FUND Total       ETF    464287465   8,558,428    119,032  SH         Sole                            119,032
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                             ETF    464286665     666,240      4,914  SH         Sole                              4,914
ISHARES RUSSELL 2000 INDEX FUND Total    ETF    464287655   7,783,558    113,978  SH         Sole                            113,978
ISHARES RUSSELL 2000 VALUE INDEX
  FUND Total                             ETF    464287630  11,004,875    167,834  SH         Sole                            167,834
ISHARES S&P 500 INDEX FD Total           ETF    464287200  37,994,968    287,340  SH         Sole                            287,340
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                       ETF    464287341   1,435,433     11,081  SH         Sole                             11,081
ISHARES S&P GLOBAL TECHNOLOGY
  SECTOR INDEX FUND Total                ETF    464287291      23,812        421  SH         Sole                                421
ISHARES S&P GROWTH INDEX FD Total        ETF    464287309     520,661      8,304  SH         Sole                              8,304
ISHARES S&P MIDCAP 400 GROWTH
  INDEX FD Total                         ETF    464287606      11,656        143  SH         Sole                                143
ISHARES S&P NATIONAL Total               ETF    464288414       6,296         63  SH         Sole                                 63
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD Total                         ETF    464287887      11,128         90  SH         Sole                                 90
ISHARES S&P VALUE INDEX FD Total         ETF    464287408   8,209,094    118,560  SH         Sole                            118,560
ISHARES SILVER TRUST Total               ETF    46428Q109       5,453         32  SH         Sole                                 32
ISHARES TR 1 3 YR TREAS INDEX FD Total   ETF    464287457   3,382,887     40,160  SH         Sole                             40,160
ISHARES TR 20 TREAS INDEX FD Total       ETF    464287432     687,052      7,165  SH         Sole                              7,165
ISHARES TR 7-10 YR TRES INDEX FD Total   ETF    464287440     646,873      7,055  SH         Sole                              7,055
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                  ETF    464287564   1,137,197     14,146  SH         Sole                             14,146
ISHARES TR DOW JONES SELECT DIV
  INDEX FD Total                         ETF    464287168  12,905,010    223,000  SH         Sole                            223,000
ISHARES TR FTSE XNHUA IDX Total          ETF    464287184     192,439      1,424  SH         Sole                              1,424
ISHARES TR LEHMAN US AGGREGATE
  BD FD Total                            ETF    464287226  39,000,534    379,826  SH         Sole                            379,826
ISHARES TR US TREAS INFLATION
  PROTECTED SECS FD Total                ETF    464287176   2,254,818     20,517  SH         Sole                             20,517
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND                             ETF    464288877       9,897        151  SH         Sole                                151
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                       ETF    464288877  11,047,095    168,555  SH         Sole                            168,555
ST SPDR SP BRIC 40 Total                 ETF    78463X798      16,994        608  SH         Sole                                608
TEMPLETON GLOBAL INCOME FUND Total       ETF    880198106  12,786,980  1,336,153  SH         Sole                          1,336,153
VANGUARD LARGE-CAP VIPERS Total          ETF    922908637     871,172     14,644  SH         Sole                             14,644